                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 2/28

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVERSIFIED BOND FUND


SEMIANNUAL REPORT FOR
THE PERIOD ENDED
FEBRUARY 28, 2010


RIVERSOURCE DIVERSIFIED BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME
WHILE CONSERVING THE VALUE OF THE INVESTMENT FOR THE
LONGEST PERIOD OF TIME.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   40

Statement of Operations............   42

Statements of Changes in Net
  Assets...........................   44

Financial Highlights...............   46

Notes to Financial Statements......   55

Proxy Voting.......................   79




--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Diversified Bond Fund (the Fund) Class A shares gained 4.25%
  (excluding sales charge) for the 6 months ended Feb. 28, 2010.

> The Fund outperformed its benchmark, the unmanaged Barclays Capital U.S.
  Aggregate Bond Index which rose 3.19% for the six-month period.

> The Fund underperformed its peer group, as represented by the Lipper
  Intermediate Investment Grade Debt Index, which increased 5.67% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Feb. 28, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------------
RiverSource Diversified Bond
  Fund Class A (excluding
  sales charge)                  +4.25%   +15.96%   +4.31%   +4.31%   +5.04%
-----------------------------------------------------------------------------
Barclays Capital U.S.
  Aggregate Bond Index(1)
  (unmanaged)                    +3.19%    +9.32%   +6.18%   +5.36%   +6.44%
-----------------------------------------------------------------------------
Lipper Intermediate
  Investment Grade Debt
  Index(2)                       +5.67%   +18.46%   +4.99%   +4.63%   +5.91%
-----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Intermediate Investment Grade Debt Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT FEB. 28, 2010
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/3/74)                  +4.25%   +15.96%   +4.31%   +4.31%   +5.04%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +3.87%   +15.09%   +3.52%   +3.52%   +4.24%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +3.87%   +15.10%   +3.53%   +3.49%     N/A       +4.39%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +4.43%   +16.35%   +4.76%   +4.72%     N/A       +4.53%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                 +4.02%   +15.68%   +4.09%     N/A      N/A       +4.49%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                 +4.15%   +15.97%   +4.36%     N/A      N/A       +4.76%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +4.28%   +16.03%   +4.48%   +4.44%   +5.19%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +4.41%   +16.33%   +4.70%     N/A      N/A       +5.12%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +4.21%   +15.86%   +4.21%     N/A      N/A       +4.52%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  10/3/74)                  -0.70%   +10.45%   +2.63%   +3.30%   +4.53%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -1.13%   +10.09%   +2.59%   +3.18%   +4.24%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +2.87%   +14.10%   +3.53%   +3.49%     N/A       +4.39%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
           X              MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    5.36 years
--------------------------------------
Effective duration(2)       3.66 years
--------------------------------------
Weighted average bond
  rating(3)                    AA-/AA3
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO BREAKDOWN(1) (at Feb. 28, 2010)
---------------------------------------------------------------------

Asset-Backed                                8.8%
------------------------------------------------
Commercial Mortgage-Backed                  6.9%
------------------------------------------------
Consumer Discretionary                      2.5%
------------------------------------------------
Consumer Staples                            3.0%
------------------------------------------------
Energy                                      2.0%
------------------------------------------------
Financials                                  3.7%
------------------------------------------------
Foreign Government                          1.3%
------------------------------------------------
Health Care                                 0.7%
------------------------------------------------
Industrials                                 1.2%
------------------------------------------------
Materials                                   1.1%
------------------------------------------------
Residential Mortgage-Backed                30.7%
------------------------------------------------
Telecommunication                           5.7%
------------------------------------------------
U.S. Government Obligations & Agencies     15.2%
------------------------------------------------
Utilities                                   9.4%
------------------------------------------------
Other(2)                                    7.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Feb. 28, 2010)
---------------------------------------------------------------------

AAA bonds                                  57.3%
------------------------------------------------
AA bonds                                    1.4%
------------------------------------------------
A bonds                                    11.5%
------------------------------------------------
BBB bonds                                  18.7%
------------------------------------------------
BB bonds                                    6.5%
------------------------------------------------
B bonds                                     3.0%
------------------------------------------------
Non-investment grade bonds                  0.8%
------------------------------------------------
Non-rated bonds                             0.8%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.3% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Feb. 28, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2009  FEB. 28, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.50        $4.26           .85%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.35        $4.21           .85%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,038.70        $8.05          1.61%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.62        $7.96          1.61%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,038.70        $8.00          1.60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.67        $7.91          1.60%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,044.30        $2.46           .49%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.12        $2.43           .49%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,040.20        $6.45          1.29%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.19        $6.38          1.29%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,041.50        $5.21          1.04%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.42        $5.15          1.04%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.80        $3.96           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.65        $3.91           .79%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,044.10        $2.71           .54%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.87        $2.68           .54%
------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                SEPT. 1, 2009  FEB. 28, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.10        $4.71           .94%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.91        $4.66           .94%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Feb. 28, 2010: +4.25% for Class A, +3.87% for Class B, +3.87% for Class C, +4.43% for Class I, +4.02% for Class R2, +4.15% for Class R3, +4.28% for Class R4, +4.41% for Class R5 and +4.21% for Class W.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

FEB. 28, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (111.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.2%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $1,790,000          $1,812,511
 06-15-35                               6.63            2,543,000(t)        2,427,444
Petroleos de Venezuela
 04-12-17                               5.25            4,359,000           2,648,092
                                                                      ---------------
Total                                                                       6,888,047
-------------------------------------------------------------------------------------

SOVEREIGN (0.6%)(c)
Emirate of Abu Dhabi
 Sr Unsecured
 08-02-12                               5.50              200,000(d)          216,575
Republic of Argentina
 Sr Unsecured
 09-12-13                               7.00            2,762,000           2,308,385
 12-15-35                               0.00            3,350,000(e)          192,960
Republic of El Salvador
 06-15-35                               7.65            1,313,000(d)        1,332,695
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88            1,522,000(d)        1,695,128
 10-12-35                               8.50              987,000(d)        1,186,868
 01-17-38                               7.75              850,000(d)          945,625
Republic of Philippines
 Sr Unsecured
 01-15-16                               8.00              425,000             496,719
 01-14-31                               7.75            1,979,000(t)        2,196,690
Republic of Turkey
 09-26-16                               7.00              450,000             495,000
 04-03-18                               6.75            1,429,000           1,529,030
 03-17-36                               6.88            3,506,000           3,497,234
Republic of Turkey
 Sr Unsecured
 11-07-19                               7.50            1,400,000           1,562,750
Republic of Uruguay
 05-17-17                               9.25              678,000(t)          839,025
Republic of Venezuela
 02-26-16                               5.75            1,579,000           1,085,563
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              715,000(t)          600,600
 05-07-23                               9.00            1,600,000           1,120,000
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63            1,592,000           1,703,440
Russian Federation
 03-31-30                               7.50            1,624,320(d,t)      1,840,355
                                                                      ---------------
Total                                                                      24,844,642
-------------------------------------------------------------------------------------

TREASURY (0.8%)(c)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       15,000,000,000           1,617,920
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-17-15                               8.00          432,500,000          35,227,148
                                                                      ---------------
Total                                                                      36,845,068
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (18.5%)
Federal Farm Credit Bank
 04-19-12                               1.35           21,685,000          21,712,345
 02-07-13                               3.40              240,000             253,331
Federal Home Loan Banks
 05-20-11                               2.63              250,000             256,285
 12-30-11                               1.25           40,000,000(t)       39,997,200
 01-12-12                               1.40           18,210,000          18,227,318
 01-27-12                               1.50           43,260,000(t)       43,323,895
 02-01-12                               1.25           38,520,000          38,520,000
 02-24-12                               1.30           16,675,000          16,683,888
 02-24-12                               1.38           41,800,000          41,822,405
 11-17-17                               5.00               70,000(t)           77,134
Federal Home Loan Mtge Corp
 05-28-10                               2.38            1,160,000(t)        1,166,290
 04-19-12                               1.50           13,325,000          13,341,159
 12-28-12                               0.50           71,015,000(m)       71,009,532
 12-10-15                               4.20           75,000,000(t)       75,751,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
Federal Natl Mtge Assn
 06-09-10                               3.26%            $200,000            $201,645
 03-13-14                               2.75           20,850,000(t)       21,402,879
 05-15-14                               2.50           14,305,000(t)       14,521,778
 10-15-15                               4.38           36,000,000(t)       38,890,584
U.S. Treasury
 11-30-10                               1.25            4,490,000(t)        4,522,799
 09-15-12                               1.38           16,630,000(t)       16,744,331
 01-15-13                               1.38           16,435,000(t)       16,479,933
 02-28-15                               2.38           61,970,000(g)       62,231,437
 02-28-17                               3.00           63,705,000(g)       63,575,615
 02-15-20                               3.63           98,240,000(t)       98,500,925
 11-15-39                               4.38           20,277,000          19,763,749
 02-15-40                               4.63           18,650,000(t)       18,941,406
U.S. Treasury Inflation-Indexed Bond
 04-15-10                               0.88           11,401,200(n,t)     11,437,649
 07-15-16                               2.50           11,374,239(n,t)     12,501,191
 01-15-18                               1.63            9,794,500(n,t)     10,099,892
 01-15-20                               1.38           22,168,588(n,t)     21,976,943
                                                                      ---------------
Total                                                                     813,934,888
-------------------------------------------------------------------------------------

ASSET-BACKED (10.7%)
Access Group
 Series 2005-1 Cl A1
 06-22-18                               0.33           13,632,373(m)       13,604,082
American Express Credit Account Master Trust
 Series 2005-4 Cl A
 01-15-15                               0.30            6,225,000(m)        6,189,198
American Express Credit Account Master Trust
 Series 2006-3 Cl A
 03-17-14                               0.25            5,575,000(m)        5,554,114
AmeriCredit Automobile Receivables Trust
 Series 2006-RM Cl A2 (NPFGC)
 08-08-11                               5.42            1,305,743(h)        1,320,979
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Cl A3B (NPFGC)
 05-07-12                               0.26            4,441,565(h,m)      4,431,873
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (AGM)
 07-06-12                               5.49            1,980,007(h)        1,994,913
AmeriCredit Automobile Receivables Trust
 Series 2010-1 Cl A3
 03-17-14                               1.66            7,400,000           7,413,238
Bank of America Credit Card Trust
 Series 2008-A1 Cl A1
 04-15-13                               0.81           11,500,000(m)       11,509,485
Bank of America Credit Card Trust
 Series 2008-A5 Cl A5
 12-16-13                               1.43           11,175,000(m)       11,271,160
BMW Vehicle Lease Trust
 Series 2009-1 Cl A2
 04-15-11                               2.04            9,607,560           9,653,150
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A4
 05-16-11                               1.26           24,899,000(d,m)     24,951,741
Capital One Multi-Asset Execution Trust
 Series 2007-A6 Cl A6
 05-15-13                               0.30            5,776,000(m)        5,771,061
Carmax Auto Owner Trust
 Series 2009-1 Cl A4
 12-16-13                               5.81            5,200,000           5,669,495
Caterpillar Financial Asset Trust
 Series 2008A Cl A3
 04-25-14                               4.94              103,229             105,471
Centex Home Equity
 Series 2002-D Cl M2
 12-25-32                               2.28              305,481(m)           55,970
CIT Equipment Collateral
 Series 2009-VT1 Cl A2
 06-15-11                               2.20           23,786,891(d)       23,863,889
Citibank Credit Card Issuance Trust
 Series 2008-C6 Cl C6
 06-20-14                               6.30            7,600,000           8,062,624
CitiFinancial Auto Issuance Trust
 Series 2009-1 Cl A2
 11-15-12                               1.83           40,775,000(d)       40,837,463
Countrywide Asset-Backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,862,392           1,320,069
Countrywide Asset-Backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.49            1,427,786(m)          915,037
CPS Auto Trust
 Series 2007-A Cl A3 (NPFGC)
 09-15-11                               5.04              681,257(d,h)        683,906


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Crown Castle Towers LLC
 Sr Secured
 01-15-15                               4.52%         $13,050,000(d)      $13,485,266
DT Auto Owner Trust
 Series 2009-1 Cl A1
 10-15-15                               2.98           22,006,428(d)       22,060,943
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            9,650,000(d,h)      9,396,784
Equifirst Mtge Loan Trust
 Series 2003-1 Cl IF1
 12-25-32                               3.51              145,441             133,884
First Franklin Mtge Loan Asset Backed Ctfs
 Series 2005-FF10 Cl A4
 11-25-35                               0.55           11,899,693(m)        8,878,105
Ford Credit Floorplan Master Owner Trust
 Series 2010-1 Cl A
 12-15-14                               1.88            7,450,000(d,m)      7,475,954
GTP Towers Issuer LLC
 02-15-15                               4.44            4,000,000(d)        4,050,516
Hertz Vehicle Financing LLC
 Series 2005-1A Cl A4 (NPFGC)
 11-25-11                               0.48           18,900,000(d,h,m)   18,795,513
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A5 (AMBAC)
 11-25-11                               0.48           10,900,000(d,h,m)   10,839,740
Hertz Vehicle Financing LLC
 Series 2005-2A Cl A6 (AMBAC)
 11-25-11                               5.08           30,600,000(d,h)     31,194,341
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A1
 03-25-14                               4.26           10,750,000(d)       11,004,414
Hertz Vehicle Financing LLC
 Series 2009-2A Cl A2
 03-25-16                               5.29            5,000,000(d)        5,177,779
HSI Asset Securitization Corp Trust
 Series 2006-HE2 Cl 2A1
 12-25-36                               0.28            4,196,600(m)        3,305,270
MBNA Credit Card Master Note Trust
 Series 2003-A4 Cl A4
 09-17-12                               0.45           30,130,000(m)       30,128,554
MBNA Credit Card Master Note Trust
 Series 2005-A6 Cl A6
 01-15-13                               4.50            6,845,000           6,966,098
Morgan Stanley Resecuritization Trust
 Series 2010-F Cl A
 06-17-13                               0.48            9,300,000(d,m)      9,051,513
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                              25.03            9,525,000(i)          642,938
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           15,000,000(i)        1,750,967
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                               7.42           11,700,000(i)        1,336,324
Option One Mtge Loan Trust
 Series 2007-HL1 Cl 2A1 (XLCA)
 02-25-38                               0.35            2,946,090(h,m)      2,874,544
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            2,556,583           2,465,434
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,575,000(o)           70,055
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66            1,030,000(o)           34,270
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,505,000(o)           34,460
Residential Asset Securities
 Series 2004-KS9 Cl AI4 (FGIC)
 02-25-32                               5.83            2,425,616(h)        2,208,515
Santander Drive Auto Receivables Trust
 Series 2007-1 Cl A4 (FGIC)
 09-15-14                               0.28            8,783,101(h,m)      8,678,352


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Soundview Home Equity Loan Trust
 Series 2006-OPT3 Cl 2A3
 06-25-36                               0.40%         $12,255,000(m)       $9,226,979
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                               0.29           57,681,000(m)       57,174,366
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (AGM)
 10-12-12                               5.24            2,135,000(h)        2,181,033
Volkswagen Auto Lease Trust
 Series 2009-A Cl A3
 04-16-12                               3.41            5,875,000           6,041,913
                                                                      ---------------
Total                                                                     471,843,742
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (8.4%)(f)
Banc of America Commercial Mtge
 Series 2005-3 Cl A4
 07-10-43                               4.67            7,925,000           7,845,191
Banc of America Commercial Mtge
 Series 2005-6 Cl A4
 09-10-47                               5.18           11,150,000          11,573,432
Banc of America Large Loan
 Series 2001-FMA Cl C
 12-13-16                               6.76            3,500,000(d)        3,575,697
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              935,543             946,686
Bear Stearns Commercial Mtge Securities
 Series 2007-PW18 Cl A1
 06-11-50                               5.04            3,032,655           3,125,532
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           12,599,957          13,036,144
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            3,150,000           3,186,962
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl A4
 07-15-44                               5.22            6,599,000(m)        6,844,935
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.22            3,225,000           3,380,224
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.54            2,700,000(d,m)      2,136,270
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               5.82           14,050,000          13,640,836
Credit Suisse First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            7,244,860           7,517,455
Credit Suisse First Boston Mtge Securities
 Series 2004-C1 Cl A4
 01-15-37                               4.75            8,335,000           8,530,655
Credit Suisse First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              829,862             828,800
Federal Natl Mtge Assn #725217
 02-01-14                               4.78              978,429           1,044,334
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              345,759             367,420
GE Capital Commercial Mtge
 Series 2001-3 Cl A2
 06-10-38                               6.07            6,900,000           7,262,848
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              400,000             400,596
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            9,137,544(d)        9,540,943
General Electric Capital Assurance
 Series 2003-1 Cl A5
 05-12-35                               5.74            5,050,000(d)        5,271,542
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                               3.86            5,650,000           5,732,321
Greenwich Capital Commercial Funding
 Series 2003-C2 Cl A3
 01-05-36                               4.53            3,985,000           4,067,770
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            3,550,000           3,630,706
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           41,675,000(t)       39,591,553


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
 Series 2004-GG2 Cl A3
 08-10-38                               4.60%          $4,129,263          $4,184,364
GS Mtge Securities II
 Series 2005-GG4 Cl A4A
 07-10-39                               4.75           13,000,000          13,226,122
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.08            9,050,000(d,m)      7,395,921
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80            9,800,000           1,190,161
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            2,065,077           2,119,308
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            1,385,890           1,412,232
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            7,419,000           7,657,120
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.11            4,118,420           4,292,174
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            2,391,198           2,389,337
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            6,886,032           6,991,996
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A3
 07-15-42                               4.70            4,600,000           4,672,117
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.18           22,135,000          22,712,723
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49           12,380,000          12,824,048
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79           11,245,000          10,822,458
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20            4,725,000(d)          930,990
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A1
 12-05-27                               4.31            5,499,066(d)        5,561,760
JPMorgan Chase Commercial Mtge Securities
 Series 2009-IWST Cl A2
 12-05-27                               5.63            8,900,000(d)        9,297,357
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            4,700,000           4,614,263
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A6
 08-15-29                               5.02            3,500,000           3,574,434
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            4,500,000           4,658,004
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            5,100,000           5,392,973
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
 07-15-40                               5.86            4,475,000           4,166,536
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87           16,200,000          15,107,123
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08              328,463             331,925
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            1,920,387           1,936,211
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59           12,795,000          12,735,529
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80            3,675,000           3,911,136
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A2
 08-15-39                               5.79            3,900,000(m)        4,141,974


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.07%          $2,850,000          $3,150,014
Wachovia Bank Commercial Mtge Trust
 Series 2005-C16 Cl A2
 10-15-41                               4.38            1,452,090           1,474,382
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            5,342,000           5,509,664
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56            7,550,000           7,802,959
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            3,200,000           3,290,210
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            5,475,000           5,684,172
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            2,200,000           2,200,057
                                                                      ---------------
Total                                                                     370,440,606
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (37.5%)(f,p)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-9 Cl 1A4
 11-25-35                               4.91            3,985,000           3,903,387
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            7,238,930           6,593,082
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2009-R14A Cl 1A1
 09-26-37                               1.33           27,008,605(d,m)     25,995,781
BCAP LLC Trust
 Collateralized Mtge Obligation
 Series 2009-RR1 Cl 2A2
 05-26-35                               3.03           13,823,234(d,m)      3,455,809
BCAP LLC Trust
 Collateralized Mtge Obligation
 Series 2009-RR8 Cl 3A2
 03-26-37                               5.50            3,042,248(d)          566,332
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10            6,475,000(d,m)      5,589,844
Bear Stearns Alt-A Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2B
 04-25-35                               3.11               65,934(m)           28,213
Bear Stearns Asset Backed Securities Trust
 Series 2006-HE9 Cl 1A1
 11-25-36                               0.28            5,146,457(m)        4,716,135
Carrington Mtge Loan Trust
 Series 2007-FRE1 Cl A1
 02-25-37                               0.35           16,892,177(m)       15,449,576
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,678,051           1,371,807
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-4 Cl 11A2
 10-25-36                               0.68            5,352,488(d,m)        281,006
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-4 Cl 13A3
 10-25-35                               3.31            2,046,982(d,m)        307,047
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-5 Cl 3A2
 06-25-36                               5.50            4,547,358(d)          773,051
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2009-6 Cl 13A1
 01-25-37                               0.31            9,838,735(d,m)      8,805,667
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2010-2 Cl 1A1
 05-25-37                               0.33            6,661,276(d,g,m)    6,478,091


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                              25.86%          $4,429,347(i)         $518,439
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            2,363,706           2,373,308
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH1 Cl A1A
 04-25-47                               0.32            2,053,701(m)        1,795,487
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.73           14,771,442(m)        1,741,596
Countrywide Asset-Backed Ctfs
 Series 2005-1 Cl MV1
 07-25-35                               0.63            7,009,736(m)        6,857,896
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            4,985,972(d)        4,626,959
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.27            3,242,991(m)        1,880,606
Credit Suisse Mtge Capital Certificates
 Collateralized Mtge Obligation
 Series 2009-ASG Cl A
 11-28-39                               1.48            7,917,033(d,m)      7,917,033
Credit Suisse Mtge Capital Certificates
 Collateralized Mtge Obligation
 Series 2009-12R Cl 13A1
 08-27-37                               6.00            6,035,140(d)        6,118,123
FADR LLC
 Series 2009-2 Cl A
 01-28-40                               2.48            7,948,925(d,m)      7,734,055
Federal Home Loan Mtge Corp
 03-01-25                               4.50              200,000(g)          208,156
 03-01-25                               5.50              200,000(g)          213,219
 03-01-40                               5.00           17,975,000(g)       18,682,766
 03-01-40                               5.50           16,900,000(g)       17,869,114
 03-01-40                               6.00            5,000,000(g)        5,353,516
Federal Home Loan Mtge Corp #170216
 03-01-17                               8.50                3,966               4,411
Federal Home Loan Mtge Corp #1G2547
 12-01-36                               6.11              260,857(m)          273,633
Federal Home Loan Mtge Corp #1Q0140
 08-01-36                               6.16              289,734(m)          300,287
Federal Home Loan Mtge Corp #284190
 01-01-17                               8.00                  196                 217
Federal Home Loan Mtge Corp #290970
 04-01-17                               8.00                3,699               4,095
Federal Home Loan Mtge Corp #295114
 06-01-17                               8.50                3,038               3,379
Federal Home Loan Mtge Corp #540861
 09-01-19                               8.50               29,086              33,175
Federal Home Loan Mtge Corp #A00304
 04-01-21                               9.00               30,382              33,925
Federal Home Loan Mtge Corp #A12692
 10-01-32                               6.00               66,573              73,134
Federal Home Loan Mtge Corp #A13854
 09-01-33                               6.00               92,908             101,185
Federal Home Loan Mtge Corp #B10254
 10-01-18                               5.50              272,804             293,917
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              166,976             179,898
Federal Home Loan Mtge Corp #C00103
 03-01-22                               8.50               68,111              78,172
Federal Home Loan Mtge Corp #C00144
 08-01-22                               8.50               64,235              73,904
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00              249,621             287,392
Federal Home Loan Mtge Corp #C00666
 10-01-28                               7.00               29,565              32,703
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,189,881           1,264,952
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00               82,007              89,020


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C62993
 01-01-32                               6.50%            $759,397            $831,045
Federal Home Loan Mtge Corp #C63552
 01-01-32                               6.50              961,135           1,054,391
Federal Home Loan Mtge Corp #C64703
 03-01-32                               6.50              666,810             736,316
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              572,767             640,669
Federal Home Loan Mtge Corp #C77372
 03-01-33                               6.00              192,275             210,027
Federal Home Loan Mtge Corp #C78031
 04-01-33                               5.50            6,180,562           6,611,368
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            4,912,942           5,213,915
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            4,759,194           5,154,502
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50            3,785,831           4,033,317
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              600,951             649,422
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            2,335,295           2,504,924
Federal Home Loan Mtge Corp #E74288
 12-01-13                               6.00               59,577              64,103
Federal Home Loan Mtge Corp #E79810
 11-01-14                               7.50              496,666             538,397
Federal Home Loan Mtge Corp #E90216
 05-01-17                               6.00              641,200             691,324
Federal Home Loan Mtge Corp #E96624
 05-01-18                               5.00              740,273             788,562
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            5,973,098           6,348,754
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            6,324,215           6,746,728
Federal Home Loan Mtge Corp #G00286
 02-01-25                               8.00               99,067             114,057
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            1,833,041           2,026,535
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              206,960             227,906
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            1,753,244           1,930,685
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            7,257,844           7,937,554
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           20,887,834          21,767,174
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00            7,473,952           8,007,972
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            6,423,992           6,961,791
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00              982,090           1,043,317
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              46.56              141,762(i)            4,388
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              20.00            3,975,766(i)          323,369
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3155 Cl PS
 05-15-36                               8.88           18,349,759(i)        2,909,701
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3430 Cl IA
 07-15-12                               1.91           45,560,937(i)          612,981
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3447 Cl AI
 03-15-12                              32.56           22,826,032(i)          303,326
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3517 Cl JI
 12-15-12                              15.52           13,042,654(i)          177,046


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 3630 Cl AI
 03-15-17                               0.00%         $86,660,000(i)       $4,278,838
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            2,866,495           2,913,501
Federal Natl Mtge Assn
 03-01-25                               4.50           35,500,000(g)       36,953,298
 03-01-25                               5.00           95,050,000(g)      100,188,592
 03-01-40                               4.50           38,440,000(g)       38,920,499
 03-01-40                               5.00            7,980,000(g)        8,276,760
 03-01-40                               6.00           78,700,000(g)       83,483,464
 05-01-40                               5.50          175,000,000(g)      183,367,099
 05-01-40                               6.00          178,075,000(g,v)    188,954,313
 05-01-40                               6.50            2,500,000(g)        2,675,000
Federal Natl Mtge Assn #125479
 04-01-27                               7.50              150,354             169,090
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              196,486             215,591
Federal Natl Mtge Assn #190944
 05-01-24                               6.00            3,680,776           3,927,070
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              182,968             200,466
Federal Natl Mtge Assn #231309
 09-01-23                               6.50               58,137              62,620
Federal Natl Mtge Assn #231310
 09-01-23                               6.50              336,187             362,113
Federal Natl Mtge Assn #250330
 09-01-25                               8.00              187,517             215,537
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              337,999             375,283
Federal Natl Mtge Assn #250765
 12-01-26                               8.00              137,779             158,355
Federal Natl Mtge Assn #251116
 08-01-27                               8.00              181,512             208,742
Federal Natl Mtge Assn #252440
 05-01-29                               7.00              138,716             154,084
Federal Natl Mtge Assn #252498
 06-01-29                               7.00                3,813               4,236
Federal Natl Mtge Assn #253883
 08-01-16                               6.00            1,498,168           1,615,195
Federal Natl Mtge Assn #254236
 03-01-17                               6.50              902,360             982,831
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              275,495             310,571
Federal Natl Mtge Assn #254587
 12-01-22                               5.50              321,193             341,019
Federal Natl Mtge Assn #254802
 07-01-18                               4.50            1,707,456           1,803,678
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            6,697,374           7,108,593
Federal Natl Mtge Assn #256901
 09-01-37                               6.50              272,963             290,120
Federal Natl Mtge Assn #268071
 01-01-24                               6.50               93,036             100,211
Federal Natl Mtge Assn #303226
 02-01-25                               8.00               72,547              83,315
Federal Natl Mtge Assn #313049
 08-01-11                               8.50               12,404              12,616
Federal Natl Mtge Assn #323715
 05-01-29                               6.00              264,432             284,896
Federal Natl Mtge Assn #323933
 09-01-29                               7.00            2,507,190           2,784,966
Federal Natl Mtge Assn #408207
 01-01-28                               6.50               89,646              97,716
Federal Natl Mtge Assn #455791
 01-01-29                               6.50              251,044             272,551
Federal Natl Mtge Assn #489888
 05-01-29                               6.50            1,059,336           1,150,089
Federal Natl Mtge Assn #493945
 04-01-29                               6.50               61,320              65,726
Federal Natl Mtge Assn #496029
 01-01-29                               6.50            1,282,018           1,381,832
Federal Natl Mtge Assn #518159
 09-01-14                               7.00              203,732             219,944
Federal Natl Mtge Assn #545008
 06-01-31                               7.00            1,872,680           2,108,273
Federal Natl Mtge Assn #545342
 04-01-13                               7.00               71,478              73,992
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              210,029             236,583


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545868
 08-01-32                               7.00%             $68,824             $76,965
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,296,387           1,406,293
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            2,521,498           2,741,348
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            2,533,447           2,747,131
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              205,135             219,025
Federal Natl Mtge Assn #555343
 08-01-17                               6.00            2,506,041           2,705,321
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           16,691,003          18,178,134
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           15,304,576          16,155,970
Federal Natl Mtge Assn #555528
 04-01-33                               6.00            9,871,785          10,617,237
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            5,697,214           5,964,623
Federal Natl Mtge Assn #555794
 09-01-28                               7.50              582,513             654,114
Federal Natl Mtge Assn #567840
 10-01-30                               7.00              961,585           1,068,120
Federal Natl Mtge Assn #582154
 05-01-31                               6.50               75,897              82,399
Federal Natl Mtge Assn #587859
 12-01-16                               5.50            2,137,715           2,293,800
Federal Natl Mtge Assn #597374
 09-01-31                               7.00              560,359             630,856
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              519,289             576,815
Federal Natl Mtge Assn #611831
 02-01-31                               7.50               26,252              29,541
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              161,041             173,621
Federal Natl Mtge Assn #634650
 04-01-32                               7.50              112,722             127,074
Federal Natl Mtge Assn #638969
 03-01-32                               5.50              875,143             931,354
Federal Natl Mtge Assn #643362
 04-01-17                               6.50              289,283             315,080
Federal Natl Mtge Assn #646147
 06-01-32                               7.00            2,222,663           2,502,242
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              712,035             775,533
Federal Natl Mtge Assn #649068
 06-01-17                               6.50            1,149,368           1,252,664
Federal Natl Mtge Assn #649263
 08-01-17                               6.50            1,243,458           1,356,283
Federal Natl Mtge Assn #650009
 09-01-31                               7.50               46,531              52,361
Federal Natl Mtge Assn #654208
 10-01-32                               6.50            1,558,848           1,692,394
Federal Natl Mtge Assn #654682
 10-01-32                               6.00              617,010             667,615
Federal Natl Mtge Assn #654689
 11-01-32                               6.00            1,027,297           1,111,416
Federal Natl Mtge Assn #656908
 09-01-32                               6.50            1,182,866           1,295,527
Federal Natl Mtge Assn #661815
 10-01-32                               6.00               93,662             101,633
Federal Natl Mtge Assn #662061
 09-01-32                               6.50            1,889,630           2,051,514
Federal Natl Mtge Assn #667604
 10-01-32                               5.50              179,490             190,122
Federal Natl Mtge Assn #667787
 02-01-18                               5.50              938,174           1,009,607
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            6,843,227           7,359,982
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              917,569           1,019,246
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              356,927             378,068
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            3,411,090           3,682,339
Federal Natl Mtge Assn #678065
 02-01-33                               6.50              358,647             392,447
Federal Natl Mtge Assn #678937
 01-01-18                               5.50            1,540,481           1,654,784
Federal Natl Mtge Assn #678941
 02-01-18                               5.50            2,032,501           2,192,444
Federal Natl Mtge Assn #679095
 04-01-18                               5.00            3,422,345(u)        3,641,748


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #680961
 01-01-33                               6.00%            $465,241            $504,727
Federal Natl Mtge Assn #681080
 02-01-18                               5.00              563,522             599,649
Federal Natl Mtge Assn #681166
 04-01-32                               6.50              279,306             303,234
Federal Natl Mtge Assn #681400
 03-01-18                               5.50            3,030,079           3,249,480
Federal Natl Mtge Assn #682825
 01-01-33                               6.00            1,132,344           1,217,852
Federal Natl Mtge Assn #683100
 02-01-18                               5.50              110,775             119,452
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              188,089             202,292
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            2,074,877           2,228,638
Federal Natl Mtge Assn #686172
 02-01-33                               6.00            1,723,177           1,853,300
Federal Natl Mtge Assn #686528
 02-01-33                               6.00            2,549,991           2,767,914
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            6,923,147           7,347,138
Federal Natl Mtge Assn #689026
 05-01-33                               5.50              917,594             976,361
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            2,061,588           2,194,004
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            4,840,148           5,168,529
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            5,638,026(u)        6,020,387
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            7,338,950           7,808,540
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            2,331,633           2,528,468
Federal Natl Mtge Assn #695909
 05-01-18                               5.50            1,345,941           1,452,389
Federal Natl Mtge Assn #699424
 04-01-33                               5.50            3,328,090           3,553,746
Federal Natl Mtge Assn #702427
 04-01-33                               5.50            2,708,262           2,892,049
Federal Natl Mtge Assn #704005
 05-01-33                               5.50              738,103             781,360
Federal Natl Mtge Assn #705655
 05-01-33                               5.00              338,869             353,135
Federal Natl Mtge Assn #709093
 06-01-33                               6.00               98,971             106,321
Federal Natl Mtge Assn #709901
 06-01-18                               5.00              319,628             340,571
Federal Natl Mtge Assn #710823
 05-01-33                               5.50              524,371             560,615
Federal Natl Mtge Assn #711503
 06-01-33                               5.50               78,755              83,568
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            1,748,657           1,856,025
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            2,663,052           2,834,100
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           13,629,645          14,203,429
Federal Natl Mtge Assn #725431
 08-01-15                               5.50               62,328              66,956
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            5,776,893           6,280,115
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            7,350,598           7,971,133
Federal Natl Mtge Assn #726940
 08-01-23                               5.50               59,864              63,765
Federal Natl Mtge Assn #730153
 08-01-33                               5.50              730,434             773,241
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           14,553,135          15,158,974
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           22,623,063          23,948,885
Federal Natl Mtge Assn #735578
 06-01-35                               5.00           13,822,350          14,376,169
Federal Natl Mtge Assn #738921
 11-01-32                               6.50              673,475             734,571
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            2,122,356(u)        2,259,301
Federal Natl Mtge Assn #743347
 10-01-33                               6.00               67,571              73,512
Federal Natl Mtge Assn #743579
 11-01-33                               5.50              193,026             204,338
Federal Natl Mtge Assn #745355
 03-01-36                               5.00           13,558,303          14,101,543


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #745563
 08-01-34                               5.50%          $1,056,707          $1,118,635
Federal Natl Mtge Assn #747642
 11-01-28                               5.50            1,834,259           1,952,073
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            5,208,691           5,543,244
Federal Natl Mtge Assn #753091
 12-01-33                               5.50            3,248,958           3,439,362
Federal Natl Mtge Assn #757581
 01-01-19                               5.50              673,440             724,716
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,205,548           1,316,592
Federal Natl Mtge Assn #765759
 12-01-18                               5.00            2,134,332(u)        2,271,161
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            4,554,577           4,744,182
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           13,083,765          13,707,347
Federal Natl Mtge Assn #779676
 06-01-34                               5.00            1,561,535           1,626,540
Federal Natl Mtge Assn #804442
 12-01-34                               6.50              997,157           1,077,909
Federal Natl Mtge Assn #831870
 11-01-36                               6.50            1,136,130           1,216,064
Federal Natl Mtge Assn #844445
 12-01-35                               5.50           11,122,943          11,743,519
Federal Natl Mtge Assn #845109
 05-01-36                               6.00           19,539,937          20,789,532
Federal Natl Mtge Assn #881886
 04-01-36                               5.36              154,722(m)          162,024
Federal Natl Mtge Assn #882063
 06-01-36                               6.50            2,525,764           2,740,638
Federal Natl Mtge Assn #886291
 07-01-36                               7.00            5,343,563           5,828,073
Federal Natl Mtge Assn #894547
 05-01-35                               2.87            5,777,021(m)        5,991,260
Federal Natl Mtge Assn #909214
 07-01-38                               7.00            1,603,268           1,724,389
Federal Natl Mtge Assn #976421
 03-01-23                               4.50            5,161,251(u)        5,383,561
Federal Natl Mtge Assn #AC3035
 10-01-39                               5.00           39,539,432(t)       41,068,054
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               0.00           10,973,602(i)        1,821,615
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               5.34            2,144,044(i)          243,695
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              20.00              490,445(i)           42,302
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-22 Cl JS
 03-25-37                              21.83           14,049,591(i)        1,761,472
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2008-40 Cl AI
 08-25-12                               1.00           54,368,051(i)          997,572
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                              12.40           17,300,000(g,i)      3,000,469
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 396 Cl 2
 06-01-39                               0.00               84,858(i)           20,777
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 397 Cl 2
 09-25-39                               0.00            9,473,579(i)        2,046,441


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 400 Cl 2
 11-25-39                               0.00%         $17,731,619(g,i)     $4,345,632
 11-25-39                               0.00           45,556,197(i)       11,164,826
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
 09-01-18                               2.72                8,775(j)            8,199
Govt Natl Mtge Assn
 03-01-40                               4.50           86,000,000(g)       87,464,665
Govt Natl Mtge Assn #425004
 10-15-33                               5.50            2,806,869           2,993,638
Govt Natl Mtge Assn #595256
 12-15-32                               6.00            4,576,143           4,955,616
Govt Natl Mtge Assn #604580
 08-15-33                               5.00            2,649,656           2,782,524
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            6,985,577           7,450,399
Govt Natl Mtge Assn #606844
 09-15-33                               5.00            6,513,635           6,840,262
Govt Natl Mtge Assn #692146
 07-15-39                               6.00            4,147,731           4,429,462
Govt Natl Mtge Assn #692174
 07-15-39                               6.00            1,556,180           1,661,883
Govt Natl Mtge Assn #698409
 07-15-39                               6.00            2,696,262           2,879,403
Govt Natl Mtge Assn #704592
 06-15-39                               6.00            1,272,086           1,358,491
Govt Natl Mtge Assn #704632
 07-15-39                               6.00            1,694,441           1,809,534
Govt Natl Mtge Assn #712627
 07-15-39                               6.00              522,069             557,530
Govt Natl Mtge Assn #718666
 07-15-39                               6.00              807,220             862,050
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                               0.00            4,243,488(i)          542,047
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              38.77              311,890(i)            5,734
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2010-16 Cl AB
 05-16-33                               2.68           14,650,000          14,872,039
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR4 Cl 4A1
 07-25-35                               5.35                   71(m)               71
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 2A1A
 01-19-36                               0.47              226,828(m)          123,908
Homestar Mtge Acceptance
 Collateralized Mtge Obligation
 Series 2004-1 Cl A1
 03-25-34                               0.55              105,466(m)           83,059
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               0.00           65,790,558(i)                1
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                              20.00           26,631,403(i)          285,867
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.62            5,146,229(m)        3,910,899
Indymac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl 2A1B
 03-25-36                               5.72              417,670(m)          219,626
Irwin Home Equity
 Series 2005-A Cl A3
 02-25-34                               0.61               69,039(m)           56,281


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 1A1
 06-26-47                               0.37%            $322,088(d,m)       $298,392
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 2A1
 05-26-48                               0.32               32,659(d,m,x)           --
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2010-R1 Cl 2A1
 11-26-36                               0.41            8,570,945(d,m)      8,089,695
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-A3 Cl 3A2
 06-25-35                               5.03            1,022,083(m)          972,937
JPMorgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-S4 Cl A6
 01-25-37                               6.00            6,130,754           5,894,058
JPMorgan Reremic
 Collateralized Mtge Obligation
 Series 2009-5 Cl 4AI
 04-26-37                               0.35            5,638,220(d,m)      5,183,218
LVII Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-3 Cl A1
 11-27-37                               5.70            8,388,180(d,m)      8,482,547
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            4,268,930           4,072,826
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            2,368,216           2,190,201
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            3,267,089           3,104,642
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            4,780,599           4,541,887
Merrill Lynch First Franklin Mtge Loan Trust
 Series 2007-2 Cl A2A
 05-25-37                               0.34            7,897,530(m)        7,859,977
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                               0.40            5,839,637(m)        5,248,413
Novastar Home Equity Loan
 Series 2007-1 Cl A2A2
 03-25-37                               5.83            3,912,156(m)        3,692,567
RAAC Series
 Series 2007-SP1 Cl A1
 03-25-37                               0.38            6,423,606(m)        5,935,657
RBSSP Resecuritization Trust
 Collateralized Mtge Obligation
 Series 2009-9 Cl 10A1
 10-26-36                               0.33            4,405,102(d,m)      4,303,025
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                               0.34            2,905,820(m)        2,710,674
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.81              510,278(m)          381,329
Structured Asset Securities
 Series 2003-18XS Cl A6
 06-25-33                               4.04              321,357             304,157
Structured Asset Securities
 Series 2006-GEL2 Cl A1
 04-25-36                               0.34            5,482,985(d,m)      5,336,933
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-AR9 Cl A6
 08-25-34                               2.95            8,094,113(m)        8,023,684
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2004-K Cl 2A3
 07-25-34                               4.71              173,609(m)          172,451


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50%          $1,617,345          $1,499,564
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-AR5 Cl 1A1
 04-25-35                               5.10           22,999,298(m)       20,675,926
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-8 Cl 2A7
 07-25-37                               6.00           20,506,741          19,595,723
                                                                      ---------------
Total                                                                   1,642,419,247
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
L-3 Communications
 07-15-13                               6.13            2,685,000(t)        2,708,494
L-3 Communications
 Series B
 10-15-15                               6.38            4,350,000           4,420,687
TransDigm
 07-15-14                               7.75            1,580,000(d,t)      1,572,100
                                                                      ---------------
Total                                                                       8,701,281
-------------------------------------------------------------------------------------

AUTOMOTIVE (--%)
Oshkosh
 03-01-17                               8.25            1,259,000(d,g)      1,259,000
 03-01-20                               8.50              916,000(d,g)        916,000
                                                                      ---------------
Total                                                                       2,175,000
-------------------------------------------------------------------------------------

BANKING (3.5%)
Bank of America
 Sr Unsecured
 05-01-18                               5.65           25,955,000          25,931,113
 06-01-19                               7.63            7,455,000(t)        8,421,057
Citigroup
 05-22-19                               8.50            3,975,000(t)        4,586,979
Citigroup
 Sr Unsecured
 05-15-18                               6.13           24,465,000(t)       24,547,325
Export-Import Bank of Korea
 Sr Unsecured
 10-17-12                               5.50              165,000(c)          176,979
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50           25,035,000(t)       28,701,870
ICICI Bank
 Sr Unsecured
 10-03-12                               6.63              150,000(c,d,t)      158,525
JPMorgan Chase & Co
 Sr Unsecured
 04-23-19                               6.30           25,725,000(t)       28,504,860
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63            6,920,000           7,362,762
 01-26-20                               5.50           16,950,000(t)       16,591,363
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63            7,905,000           8,328,574
                                                                      ---------------
Total                                                                     153,311,407
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88           10,102,000(b,o)      2,331,050
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Airgas
 10-01-18                               7.13            2,695,000(d)        2,971,238
Ashland
 06-01-17                               9.13            1,450,000(d,t)      1,587,750
Chemtura
 06-01-16                               6.88            2,710,000(b,o)      3,116,500
Dow Chemical
 Sr Unsecured
 05-15-19                               8.55           18,375,000(t)       22,213,776
INVISTA
 Sr Unsecured
 05-01-12                               9.25            2,066,000(d)        2,081,495
Nalco
 Sr Nts
 05-15-17                               8.25            4,676,000(d,t)      4,956,560
                                                                      ---------------
Total                                                                      36,927,319
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

CONSUMER PRODUCTS (0.1%)
Jarden
 05-01-16                               8.00%          $2,410,000(t)       $2,518,450
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25            2,015,000           2,045,225
                                                                      ---------------
Total                                                                       4,563,675
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
United Technologies
 Sr Unsecured
 04-15-40                               5.70            1,565,000(t)        1,592,010
-------------------------------------------------------------------------------------

ELECTRIC (7.9%)
Arizona Public Service
 Sr Unsecured
 10-15-11                               6.38            4,446,000           4,752,614
 08-01-16                               6.25            4,070,000           4,435,714
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00           10,895,000          12,558,131
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88           27,439,000          34,766,913
CMS Energy
 Sr Unsecured
 02-01-20                               6.25            5,165,000           5,042,331
Consumers Energy
 1st Mtge
 03-15-15                               5.00            7,070,000           7,574,657
 02-15-17                               5.15            4,515,000           4,750,552
Consumers Energy
 1st Mtge Series J
 02-15-14                               6.00            3,855,000           4,283,761
Detroit Edison
 Sr Secured
 10-01-13                               6.40            6,325,000           7,170,792
DTE Energy
 Sr Unsecured
 06-01-11                               7.05              935,000             990,727
 05-15-14                               7.63           19,435,000          22,381,326
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50            2,040,000(t)        1,887,000
Florida Power
 1st Mtge
 06-15-38                               6.40           11,130,000(t)       12,250,212
KCP&L Greater Missouri Operations
 Sr Unsecured
 07-01-12                              11.88            1,675,000           1,956,392
Majapahit Holding
 10-17-16                               7.75              480,000(c,d)        513,600
Metropolitan Edison
 Sr Unsecured
 03-15-13                               4.95            8,320,000           8,806,554
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56            3,114,936           3,185,022
Nevada Power
 04-15-12                               6.50            1,000,000           1,088,076
 08-01-18                               6.50            8,110,000           8,911,478
Nevada Power
 Series L
 01-15-15                               5.88           23,608,000(t)       25,827,222
Nevada Power
 Series M
 03-15-16                               5.95            4,625,000(t)        5,054,145
Nevada Power
 Series O
 05-15-18                               6.50            3,685,000           4,041,605
NiSource Finance
 11-15-10                               7.88            5,300,000           5,532,967
 03-01-13                               6.15           14,142,000          15,438,312
 07-15-14                               5.40            4,275,000           4,557,713
 09-15-17                               5.25           13,645,000          13,787,918
 01-15-19                               6.80            2,050,000           2,243,079
 09-15-20                               5.45           10,770,000(t)       10,727,426
NRG Energy
 02-01-16                               7.38           10,655,000(t)       10,508,494
Ohio Edison
 Sr Unsecured
 05-01-15                               5.45            2,280,000           2,433,428
Ohio Power
 Sr Unsecured Series H
 01-15-14                               4.85              720,000             766,554


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Ohio Power
 Sr Unsecured Series K
 06-01-16                               6.00%          $5,635,000          $6,172,709
Oncor Electric Delivery LLC
 Sr Secured
 05-01-12                               6.38            2,225,000           2,416,675
Pacific Gas & Electric
 Sr Unsecured
 01-15-40                               5.40            5,985,000(t)        5,744,906
PacifiCorp
 1st Mtge
 09-15-13                               5.45            5,095,000           5,614,563
 01-15-39                               6.00            1,600,000           1,695,710
Portland General Electric
 03-15-10                               7.88            3,165,000           3,173,685
Potomac Electric Power
 1st Mtge
 04-15-14                               4.65            3,255,000           3,494,991
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13            7,935,000           9,163,643
Progress Energy
 Sr Unsecured
 03-01-11                               7.10            3,260,000           3,438,994
 03-15-14                               6.05            5,710,000           6,322,712
 12-01-39                               6.00            7,205,000           7,146,163
SCANA
 Sr Unsecured
 05-15-11                               6.88            1,655,000           1,760,021
Sierra Pacific Power
 Series M
 05-15-16                               6.00           17,645,000          19,368,668
Tampa Electric
 Sr Unsecured
 05-15-18                               6.10            6,825,000           7,471,833
 05-15-37                               6.15              320,000             329,415
Toledo Edison
 1st Mtge
 05-01-20                               7.25            1,790,000           2,085,414
Toledo Edison
 Sr Secured
 05-15-37                               6.15            4,850,000           4,894,353
TransAlta
 Sr Unsecured
 01-15-15                               4.75            8,145,000(c)        8,468,765
                                                                      ---------------
Total                                                                     346,987,935
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
Regal Cinemas
 07-15-19                               8.63            1,510,000(t)        1,576,063
Speedway Motorsports
 06-01-16                               8.75            3,520,000(t)        3,704,800
Time Warner
 11-15-11                               5.50            8,045,000           8,558,270
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            4,373,816(k)        4,521,214
                                                                      ---------------
Total                                                                      18,360,347
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.4%)
Anheuser-Busch InBev Worldwide
 01-15-14                               7.20           17,840,000(d)       20,474,968
Bacardi
 Sr Nts
 04-01-14                               7.45            8,580,000(c,d)      9,894,885
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            1,042,000           1,127,619
Del Monte
 Sr Sub Nts
 10-15-19                               7.50            2,915,000(d,t)      2,958,725
Dr Pepper Snapple Group
 12-21-11                               1.70           20,575,000          20,641,028
 05-01-18                               6.82            2,015,000           2,295,764
HJ Heinz Finance
 07-15-11                               6.63            4,000,000           4,282,616
Kraft Foods
 Sr Unsecured
 08-11-17                               6.50            8,294,000(t)        9,347,670
 02-01-18                               6.13           34,775,000(t)       38,151,306
 02-09-40                               6.50            5,400,000           5,635,474


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
26  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
SABMiller
 Sr Unsecured
 07-01-11                               6.20%          $2,725,000(c,d)     $2,891,410
 01-15-14                               5.70           26,690,000(c,d)     29,204,945
 07-15-18                               6.50            2,715,000(c,d)      3,021,863
                                                                      ---------------
Total                                                                     149,928,273
-------------------------------------------------------------------------------------

GAMING (0.2%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13            2,244,000           1,767,150
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13            2,345,000(d)        2,532,600
MGM MIRAGE
 Sr Unsecured
 03-01-18                              11.38            3,725,000(d,t)      3,445,625
                                                                      ---------------
Total                                                                       7,745,375
-------------------------------------------------------------------------------------

GAS PIPELINES (3.5%)
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                               7.88            7,260,000           8,368,965
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           46,641,000          52,619,397
El Paso
 Sr Unsecured
 12-12-13                              12.00            3,075,000           3,574,688
Northern Natural Gas
 Sr Unsecured
 06-01-11                               7.00              515,000(d)          551,332
Northwest Pipeline
 Sr Unsecured
 06-15-16                               7.00            6,639,000           7,610,744
 04-15-17                               5.95           10,930,000          11,821,167
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90           27,796,000(d,t)     29,367,197
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,460,000           1,445,400
TransCapitalInvest for Transneft
 Secured
 08-07-18                               8.70              650,000(c,d,t)      762,373
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                               6.40           21,216,000          23,571,888
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 08-15-11                               7.00           13,780,000          14,807,864
                                                                      ---------------
Total                                                                     154,501,015
-------------------------------------------------------------------------------------

HEALTH CARE (0.7%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            3,860,000           4,130,895
DaVita
 03-15-13                               6.63            8,915,000           8,937,287
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63            5,619,000(w)        6,012,330
Omnicare
 12-15-13                               6.75            3,240,000           3,195,450
Select Medical
 02-01-15                               7.63            9,097,000           8,551,180
                                                                      ---------------
Total                                                                      30,827,142
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63            4,725,000(t)        4,937,625
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.9%)
Anadarko Finance
 Series B
 05-01-11                               6.75            2,885,000(c)        3,050,533
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95            3,107,000           3,397,150
Chesapeake Energy
 06-15-15                               6.38              955,000(t)          923,963
 01-15-16                               6.63            3,070,000           2,962,550
Denbury Resources
 04-01-13                               7.50            2,850,000(t)        2,878,500
 03-01-16                               9.75            2,055,000(t)        2,214,263


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Devon Financing
 09-30-11                               6.88%          $1,685,000(c)       $1,828,670
EnCana
 Sr Unsecured
 11-01-11                               6.30           18,020,000(c)       19,428,388
 10-15-13                               4.75            1,875,000(c)        2,008,489
Forest Oil
 02-15-14                               8.50            3,930,000(t)        4,057,725
Kerr-McGee
 09-15-11                               6.88            6,605,000           7,102,530
Nexen
 Sr Unsecured
 05-15-37                               6.40            6,068,000(c)        6,129,948
Petrohawk Energy
 08-01-14                              10.50            1,670,000(t)        1,811,950
Quicksilver Resources
 08-01-15                               8.25            3,358,000(t)        3,391,580
Range Resources
 05-15-16                               7.50            2,070,000           2,116,575
 05-15-19                               8.00            7,100,000           7,437,250
Ras Laffan Liquefied Natural Gas II
 Sr Secured
 09-30-20                               5.30              360,000(c,d)        363,467
SandRidge Energy
 06-01-18                               8.00            1,607,000(d)        1,538,703
Woodside Finance
 11-10-14                               4.50            9,960,000(c,d,t)   10,287,412
                                                                      ---------------
Total                                                                      82,929,646
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Petro-Canada
 Sr Unsecured
 07-15-13                               4.00            1,515,000(c)        1,574,912
Suncor Energy
 Sr Unsecured
 06-01-18                               6.10            2,770,000(c)        3,010,006
TNK-BP Finance
 03-13-18                               7.88              545,000(c,d,t)      568,163
                                                                      ---------------
Total                                                                       5,153,081
-------------------------------------------------------------------------------------

MEDIA CABLE (1.4%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63            3,820,000(d)        3,934,600
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.00           10,215,000(d)       10,572,525
Comcast
 03-15-37                               6.45            1,810,000           1,856,892
 07-01-39                               6.55           12,475,000(t)       13,025,647
 03-01-40                               6.40            3,435,000(g)        3,495,023
CSC Holdings LLC
 Sr Unsecured
 02-15-18                               7.88              765,000             797,513
 02-15-19                               8.63            1,085,000(d,t)      1,179,938
DISH DBS
 10-01-14                               6.63            1,590,000           1,593,975
 02-01-16                               7.13            5,330,000           5,343,325
 09-01-19                               7.88            3,040,000           3,131,200
TCM Sub LLC
 01-15-15                               3.55           15,005,000(d)       15,041,914
                                                                      ---------------
Total                                                                      59,972,552
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.6%)
Lamar Media
 01-01-13                               7.25            1,595,000           1,595,000
 04-01-14                               9.75            2,445,000           2,652,825
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70            1,260,000           1,234,800
News America
 01-09-38                               6.75            8,240,000           8,665,670
Nielsen Finance LLC
 08-01-14                              10.00            1,790,000(t)        1,857,125
Rainbow Natl Services LLC
 09-01-12                               8.75            1,850,000(d)        1,887,000
Reed Elsevier Capital
 08-01-11                               6.75           12,130,000          12,988,583
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           36,327,000          36,545,035
Thomson Reuters
 07-15-13                               5.95            3,320,000(c)        3,698,779
                                                                      ---------------
Total                                                                      71,124,817
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

NON CAPTIVE DIVERSIFIED (0.9%)
CIT Group
 Sr Secured
 05-01-16                               7.00%          $6,810,000(t)       $6,026,850
General Electric Capital
 Sr Unsecured
 01-08-20                               5.50           23,760,000(t)       23,788,722
 01-10-39                               6.88           10,825,000          11,306,106
                                                                      ---------------
Total                                                                      41,121,678
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.3%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50            8,725,000(c,d,t)    8,648,925
Gaz Capital for Gazprom
 Sr Unsecured
 11-22-16                               6.21            1,825,000(c,d)      1,827,738
KazMunaiGaz Finance
 07-02-18                               9.13              720,000(c,d,t)      827,111
                                                                      ---------------
Total                                                                      11,303,774
-------------------------------------------------------------------------------------

PACKAGING (0.3%)
Ball
 03-15-18                               6.63              635,000             639,763
Crown Americas LLC/Capital
 11-15-15                               7.75            4,475,000(t)        4,620,437
Greif
 Sr Unsecured
 02-01-17                               6.75            1,585,000           1,561,225
Owens-Brockway Glass Container
 05-15-13                               8.25            3,935,000(t)        3,994,025
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                               7.75            2,153,000(d,t)      2,179,913
                                                                      ---------------
Total                                                                      12,995,363
-------------------------------------------------------------------------------------

PAPER (0.2%)
Cascades
 Sr Nts
 12-15-17                               7.75            5,565,000(c,d,t)    5,606,738
Georgia-Pacific LLC
 01-15-17                               7.13            1,970,000(d,t)      1,989,700
                                                                      ---------------
Total                                                                       7,596,438
-------------------------------------------------------------------------------------

RAILROADS (0.7%)
Canadian Pacific Railway
 Sr Unsecured
 05-15-13                               5.75            1,750,000(c)        1,902,908
CSX
 Sr Unsecured
 03-15-11                               6.75              275,000             289,989
 03-15-12                               6.30            3,765,000           4,081,173
 03-15-13                               5.75           13,400,000          14,605,545
Union Pacific
 Sr Unsecured
 01-31-13                               5.45            9,509,000          10,310,428
                                                                      ---------------
Total                                                                      31,190,043
-------------------------------------------------------------------------------------

RESTAURANTS (0.1%)
Yum! Brands
 Sr Unsecured
 03-15-18                               6.25            3,720,000(t)        4,096,806
-------------------------------------------------------------------------------------

RETAILERS (0.5%)
CVS Caremark
 Sr Unsecured
 06-01-17                               5.75           17,864,000          19,266,467
 09-15-39                               6.13            4,690,000           4,770,523
                                                                      ---------------
Total                                                                      24,036,990
-------------------------------------------------------------------------------------

TECHNOLOGY (--%)
Brocade Communications Systems
 Sr Secured
 01-15-18                               6.63              637,000(d,t)        640,185
 01-15-20                               6.88              557,000(d,t)        565,355
                                                                      ---------------
Total                                                                       1,205,540
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
ERAC USA Finance LLC
 10-15-12                               5.80            2,815,000(d)        3,056,820
 10-15-37                               7.00           18,662,000(d)       19,402,023
                                                                      ---------------
Total                                                                      22,458,843
-------------------------------------------------------------------------------------

WIRELESS (0.8%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75            4,985,000(d,t)      5,396,263


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELESS (CONT.)
Cricket Communications
 Sr Secured
 05-15-16                               7.75%          $2,295,000(t)       $2,332,294
Nextel Communications
 Series D
 08-01-15                               7.38            2,330,000(t)        2,149,425
Rogers Communications
 06-15-13                               6.25            2,050,000(c)        2,268,854
SBA Telecommunications
 08-15-16                               8.00            1,920,000(d,t)      1,996,800
 08-15-19                               8.25              650,000(d,t)        682,500
Sprint Nextel
 Sr Unsecured
 08-15-17                               8.38            3,750,000(t)        3,628,125
US Cellular
 Sr Unsecured
 12-15-33                               6.70           17,394,000          17,228,408
Vodafone Group
 Sr Unsecured
 02-27-37                               6.15            1,595,000(c,t)      1,637,571
                                                                      ---------------
Total                                                                      37,320,240
-------------------------------------------------------------------------------------

WIRELINES (4.1%)
AT&T
 Sr Unsecured
 02-15-39                               6.55           36,490,000(t)       38,553,180
Embarq
 Sr Unsecured
 06-01-13                               6.74            4,555,000           5,014,941
Qwest Communications Intl
 04-01-18                               7.13            3,080,000(d,t)      3,080,000
Qwest
 Sr Unsecured
 10-01-14                               7.50            7,220,000(t)        7,689,300
 06-15-15                               7.63            2,030,000           2,169,563
Telecom Italia Capital
 11-15-13                               5.25            2,160,000(c)        2,292,235
Telefonica Emisiones SAU
 06-20-11                               5.98            1,205,000(c)        1,272,264
 07-15-19                               5.88            2,010,000(c)        2,121,493
TELUS
 Sr Unsecured
 06-01-11                               8.00           37,126,000(c)       40,085,944
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           33,857,000          37,114,721
Verizon New York
 Sr Unsecured Series B
 04-01-32                               7.38           22,154,000          24,187,937
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            5,570,000           5,920,690
Windstream
 08-01-16                               8.63            3,635,000(t)        3,698,613
 11-01-17                               7.88            6,974,000(t)        6,817,085
                                                                      ---------------
Total                                                                     180,017,966
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $4,787,443,335)                                                 $4,882,629,471
-------------------------------------------------------------------------------------



SENIOR LOANS (1.1%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.1%)
Ford Motor
 Tranche B1 Term Loan
 12-15-13                          3.24-3.26%          $6,165,000          $5,778,270
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
U.S. Foodservice
 Term Loan
 TBD                                     TBD              825,000(g,r)        709,888
 07-03-14                               2.73            8,225,000           7,077,366
                                                                      ---------------
Total                                                                       7,787,254
-------------------------------------------------------------------------------------

HEALTH CARE (0.1%)
HCA
 Tranche B1 Term Loan
 11-18-13                               2.50            4,125,000           3,910,294
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Nielsen Finance LLC
 Tranche A Term Loan
 08-09-13                               2.23            9,060,000           8,498,642
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

OIL FIELD SERVICES (0.2%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.48-2.50%          $7,555,000          $7,204,221
-------------------------------------------------------------------------------------

RETAILERS (0.2%)
Toys "R" Us
 Tranche B Term Loan
 TBD                                     TBD            3,695,000(g,r)      3,681,143
 07-19-12                               4.48            5,430,000           5,409,637
                                                                      ---------------
Total                                                                       9,090,780
-------------------------------------------------------------------------------------

WIRELINES (0.1%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                               5.00            7,739,444(b)        5,883,758
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $47,248,179)                                                       $48,153,219
-------------------------------------------------------------------------------------





MONEY MARKET FUND (9.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%             416,950,207(q)       $416,950,207
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $416,950,207)                                                     $416,950,207
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (14.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.5%)
Antalis S.A.
 03-05-10                            0.20%           $14,999,417          $14,999,418
Cancara Asset Securitisation LLC
 03-16-10                            0.20              4,999,083            4,999,083
Elysian Funding LLC
 04-19-10                            0.55              4,993,125            4,993,125
Grampian Funding LLC
 03-10-10                            0.22              9,998,228            9,998,228
 03-16-10                            0.22              4,999,144            4,999,144
Rhein-Main Securitisation
 03-15-10                            0.30              9,992,583            9,992,583
 03-25-10                            0.25             10,995,493           10,995,493
Scaldis Capital LLC
 03-08-10                            0.18              4,999,200            4,999,200
                                                                      ---------------
Total                                                                      65,976,274
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (12.3%)
Australia and New Zealand Bank Group
 04-26-10                            0.30              5,000,000            5,000,000
 04-27-10                            0.29             10,000,000           10,000,000
 05-04-10                            0.31             10,000,000           10,000,000
 05-24-10                            0.31              5,000,000            5,000,000
Banco Bilbao Viz Argentaria, London
 03-01-10                            0.26              5,002,538            5,002,538
Banco Popular Caisse d'Epargne
 04-08-10                            0.28              5,000,000            5,000,000
Banco Popular Espanol
 03-29-10                            0.30             19,993,169           19,993,169
 03-29-10                            0.37              7,495,455            7,495,455
Banco Santander Central Hispano
 03-01-10                            0.20             15,000,000           15,000,000
 03-05-10                            0.20              5,000,000            5,000,000
 05-05-10                            0.30             10,000,000           10,000,000
Bank of Austria
 03-04-10                            0.24             24,995,334           24,995,334
Bank of Nova Scotia Seoul
 05-06-10                            0.30             10,000,000           10,000,000
Banque Federative du Credit Mutuel
 04-19-10                            0.35              4,995,691            4,995,691
 05-18-10                            0.32              4,996,048            4,996,048
BNP Paribas
 03-05-10                            0.25             10,000,000           10,000,000
 03-16-10                            0.25             10,000,000           10,000,000
Caisse des Depots
 03-01-10                            0.28             14,989,507           14,989,507
 03-22-10                            0.25              4,996,946            4,996,946
 05-19-10                            0.24              4,997,035            4,997,035
Caixa Geral de Deposit
 04-27-10                            0.29              7,994,204            7,994,204


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Clydesdale Bank
 04-06-10                            0.26%           $15,000,000          $15,000,000
 04-08-10                            0.25              5,000,000            5,000,000
Commerzbank
 03-01-10                            0.20             14,997,667           14,997,667
Credit Agricole
 03-01-10                            0.15             15,000,000           15,000,000
Credit Industrial et Commercial
 04-07-10                            0.38              5,000,031            5,000,031
 04-13-10                            0.34              5,000,000            5,000,000
 05-10-10                            0.35             10,000,000           10,000,000
CSFB Seoul
 05-17-10                            0.35             10,000,000           10,000,000
Den Danske Bank
 03-01-10                            0.20             15,000,000           15,000,000
Dexia Credit Local
 03-08-10                            0.27              4,998,950            4,998,950
 03-12-10                            0.28             20,000,000           20,000,000
 03-22-10                            0.30             10,000,000           10,000,000
DZ Bank
 03-01-10                            0.22             29,994,868           29,994,868
Jyske Bank
 03-10-10                            0.44              9,989,012            9,989,012
KBC Bank
 03-04-10                            0.21             10,000,000           10,000,000
Mitsubishi UFJ Trust and Banking
 03-03-10                            0.23              8,498,480            8,498,480
Natixis
 04-01-10                            0.25             10,000,000           10,000,000
 04-08-10                            0.26              6,997,018            6,997,018
 04-26-10                            0.24              5,000,000            5,000,000
Nederlandse Waterschapsbank
 03-01-10                            0.30             19,985,011           19,985,011
Norinchukin Bank
 04-08-10                            0.25             15,000,000           15,000,000
 04-19-10                            0.27             10,000,000           10,000,000
NyKredit Bank
 03-22-10                            0.44             10,000,000           10,000,000
 03-29-10                            0.43             10,000,000           10,000,000
Pohjola Bank
 03-15-10                            0.38              9,990,634            9,990,634
San Paolo IMI Bank Ireland
 03-08-10                            0.20             24,996,112           24,996,112
Societe Generale
 03-05-10                            0.25              5,000,000            5,000,000
Sumitomo Mitsui Banking
 05-04-10                            0.27              5,000,000            5,000,000
 05-12-10                            0.27              5,000,000            5,000,000
 05-19-10                            0.27             10,000,000           10,000,000
Unicredito Italiano
 05-03-10                            0.28             10,000,000           10,000,000
                                                                      ---------------
Total                                                                     540,903,710
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (0.2%)(s)
Barclays Capital
 dated 02-26-10, matures 03-01-10
 repurchase price
 $7,722,173                          0.11              7,722,102            7,722,102
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $614,602,086)                                                      614,602,086
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,866,243,807)(y)                                              $5,962,334,983
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT FEB. 28, 2010



                            NUMBER OF                                    UNREALIZED
                            CONTRACTS       NOTIONAL      EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)    MARKET VALUE       DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Treasury Note, 2-
  year                        (611)       $(133,455,769)  April 2010        $(354,148)
U.S. Treasury Note, 5-
  year                        (855)        (100,075,082)  April 2010         (759,955)
U.S. Treasury Ultra
  Bond, 30-year                698           85,897,625    June 2010          902,532
-------------------------------------------------------------------------------------
Total                                                                       $(211,571)
-------------------------------------------------------------------------------------



OPEN OPTIONS CONTRACTS WRITTEN AT FEB. 28, 2010



                                   NUMBER OF   EXERCISE   PREMIUM   EXPIRATION
ISSUER                PUTS/CALLS   CONTRACTS     PRICE    RECEIVED     DATE      VALUE(A)
-----------------------------------------------------------------------------------------
Federal Natl Mtge
  Assn                   Call     122,775,000   $106.06   $440,762   May 2010    $440,762
-----------------------------------------------------------------------------------------
Total                                                                            $440,762
-----------------------------------------------------------------------------------------



INTEREST RATE SWAPTIONS
                         FLO-
                         ATI-
                          NG
                  COUN-  RATE       FUND        FIXED
                  TERP-  IND-   PAY/RECEIVE   EXERCISE    EXPIRATION     NOTIONAL     PREMIUM
DESCRIPTION        ARTY   EX   FLOATING RATE    RATE         DATE         AMOUNT     RECEIVED    VALUE(A)
----------------------------------------------------------------------------------------------------------
Put -- OTC 10-    JPMo-  3-       Receive       4.76%   Nov. 15, 2012  $80,000,000  $5,252,000  $4,921,326
Year Interest     rgan   Mon-
Rate Swap         Chas-  th
                  e,     USD
                  N.A.   LIB-
                         OR
----------------------------------------------------------------------------------------------------------
Call -- OTC 10-   JPMo-  3-           Pay       4.76    Nov. 15, 2012   80,000,000   5,252,000   4,491,486
Year Interest     rgan   Mon-
Rate Swap         Chas-  th
                  e,     USD
                  N.A.   LIB-
                         OR
----------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEB. 28, 2010



                          CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------
March 24, 2010                  27,208,000          26,082,513      $225,458             $--
                           Canadian Dollar         U.S. Dollar
--------------------------------------------------------------------------------------------
March 24, 2010                  12,816,000          17,558,561       109,245              --
                    European Monetary Unit         U.S. Dollar
--------------------------------------------------------------------------------------------

March 24, 2010               3,967,409,000          43,954,685            --        (714,325)
                              Japanese Yen         U.S. Dollar
--------------------------------------------------------------------------------------------

March 24, 2010                  43,429,985          48,444,000            --        (135,581)
                               U.S. Dollar   Australian Dollar
--------------------------------------------------------------------------------------------

March 24, 2010                  17,617,325          11,241,000            --        (477,331)
                               U.S. Dollar       British Pound

--------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEB. 28, 2010
(CONTINUED)



                          CURRENCY TO           CURRENCY TO       UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED           BE RECEIVED      APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------
March 24, 2010                  26,258,011         154,468,000           $--       $(146,015)
                               U.S. Dollar     Norwegian Krone
--------------------------------------------------------------------------------------------
Total                                                               $334,703     $(1,473,252)
--------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2010, the value of foreign securities, excluding short-term securities, represented 5.55% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2010, the value of these securities amounted to $620,191,338 or 14.10% of net assets.

(e) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Feb. 28, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $921,696,888. See Note 2 to the financial statements.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM    -- Assured Guaranty Municipal Corporation
     AMBAC  -- Ambac Assurance Corporation
     FGIC   -- Financial Guaranty Insurance Company
     NPFGC  -- National Public Finance Guarantee Corporation
     XLCA   -- XL Capital Assurance




--------------------------------------------------------------------------------
34  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2010.

(j) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2010.

(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Feb. 28, 2010 was $4,521,214, representing 0.10% of net assets. Information concerning such security holdings at Feb. 28, 2010 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     United Artists Theatre Circuit
       Pass-Through Ctfs
       9.30% 2015                         02-23-96 thru 08-12-96      $4,235,035


(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2010.

(n) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o)  This position is in bankruptcy.

(p) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2010:

                            PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                 AMOUNT        DATE       RECEIVABLE       VALUE
     ---------------------------------------------------------------------------
     Federal Natl Mtge
       Assn
     03-01-25 5.50%        $10,000,000    03-16-10    $10,657,812    $10,654,690
     03-01-40 5.50          72,000,000    03-11-10     75,751,875     75,825,000


(q) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at Feb. 28, 2010.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

BARCLAYS CAPITAL (0.11%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                         $1,928,595
Federal Farm Credit Bank                             753,200
Federal Home Loan Mortgage Corp                    3,336,922
Federal National Mortgage Association              1,857,836
------------------------------------------------------------
Total market value of collateral securities       $7,876,553
------------------------------------------------------------


(t) At Feb. 28, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(u) At Feb. 28, 2010, investments in securities included securities valued at $6,096,938 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(v) At Feb. 28, 2010, securities valued at $440,762 were held to cover open call options written. See Note 3 to the financial statements.

(w) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(x)  Negligible market value.

(y) At Feb. 28, 2010, the cost of securities for federal income tax purposes was approximately $5,866,244,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $149,642,000
     Unrealized depreciation                         (53,551,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $96,091,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
36  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2010:

                                                FAIR VALUE AT FEB. 28, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                          $--         $68,577,757             $--       $68,577,757
  U.S. Government
    Obligations &
    Agencies                  300,760,196         513,174,692              --       813,934,888
  Asset-Backed
    Securities                         --         470,285,767       1,557,975       471,843,742
  Commercial Mortgage-
    Backed Securities                  --         370,440,606              --       370,440,606
  Residential Mortgage-
    Backed Securities                  --       1,556,451,219      85,968,028     1,642,419,247
  Corporate Debt
    Securities
    Entertainment                      --                  --       4,521,214         4,521,214
  All other
    Industries(a)                      --       1,510,892,017              --     1,510,892,017
-----------------------------------------------------------------------------------------------
Total Bonds                   300,760,196       4,489,822,058      92,047,217     4,882,629,471
-----------------------------------------------------------------------------------------------
Other
  Senior Loans                         --          48,153,219              --        48,153,219
  Affiliated Money
    Market Fund(b)            416,950,207                  --              --       416,950,207
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                            --         614,602,086              --       614,602,086
-----------------------------------------------------------------------------------------------
Total Other                   416,950,207         662,755,305              --     1,079,705,512
-----------------------------------------------------------------------------------------------
Investments in
  Securities                  717,710,403       5,152,577,363      92,047,217     5,962,334,983
Other Financial
  Instruments(d)                 (211,571)          8,715,025              --         8,503,454
-----------------------------------------------------------------------------------------------
Total                        $717,498,832      $5,161,292,388     $92,047,217    $5,970,838,437
-----------------------------------------------------------------------------------------------


(a) Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Feb. 28, 2010.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
38  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                        RESIDENTIAL
                                            ASSET-       MORTGAGE-      CORPORATE
                               COMMON       BACKED         BACKED         DEBT
                               STOCKS     SECURITIES     SECURITIES    SECURITIES       TOTAL
------------------------------------------------------------------------------------------------
Balance as of Aug. 31, 2009       $7     $24,504,189    $36,754,571    $4,779,457    $66,038,224
  Accrued
    discounts/premiums            --        (174,496)       514,170         9,194        348,868
  Realized gain (loss)            --         980,821        626,550         1,092      1,608,463
  Change in unrealized
    appreciation
    (depreciation)*               (7)       (375,349)     3,970,994        22,815      3,618,453
  Net purchases (sales)           --     (16,753,939)    50,526,578      (291,344)    33,481,295
  Transfers in and/or out
    of Level 3                    --      (6,623,251)    (6,424,835)           --    (13,048,086)
------------------------------------------------------------------------------------------------
Balance as of Feb. 28, 2010      $--      $1,557,975    $85,968,028    $4,521,214    $92,047,217
------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Feb. 28, 2010 was $3,039,763, which is comprised of Asset-Backed Securities of $103,533, Residential Mortgage-Backed Securities of $2,913,415 and Corporate Debt Securities of $22,815.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  39

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
FEB. 28, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $4,834,691,514)                  $4,930,782,690
  Affiliated money market fund (identified cost $416,950,207)                416,950,207
  Investments of cash collateral received for securities on loan
    (identified cost $614,602,086)                                           614,602,086
----------------------------------------------------------------------------------------
Total investments in securities (identified cost $5,866,243,807)           5,962,334,983
Foreign currency holdings (identified cost $1,359,293)                         1,370,167
Capital shares receivable                                                     14,735,829
Dividends and accrued interest receivable                                     34,550,607
Receivable for investment securities sold                                  1,066,407,254
Variation margin receivable on futures contracts                                 344,587
Unrealized appreciation on forward foreign currency contracts                    334,703
----------------------------------------------------------------------------------------
Total assets                                                               7,080,078,130
----------------------------------------------------------------------------------------
LIABILITIES
Options contracts written, at value (premiums received $10,944,762)            9,853,574
Forward sale commitments, at value (proceeds receivable $86,409,687)          86,479,690
Disbursements in excess of cash                                                  515,625
Dividends payable to shareholders                                              2,682,247
Capital shares payable                                                        13,414,601
Payable for investment securities purchased                                1,031,019,556
Payable for securities purchased on a forward-commitment basis               921,696,888
Payable upon return of securities loaned                                     614,602,086
Unrealized depreciation on forward foreign currency contracts                  1,473,252
Accrued investment management services fees                                       52,839
Accrued distribution fees                                                        682,772
Accrued transfer agency fees                                                      14,089
Accrued administrative services fees                                               7,043
Accrued plan administration services fees                                         13,127
Other accrued expenses                                                           326,183
----------------------------------------------------------------------------------------
Total liabilities                                                          2,682,833,572
----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $4,397,244,558
----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    9,022,294
Additional paid-in capital                                                 4,458,065,592
Excess of distributions over net investment income                            (2,947,736)
Accumulated net realized gain (loss)                                        (162,673,654)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies          95,778,062
----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $4,397,244,558
----------------------------------------------------------------------------------------
*Value of securities on loan                                              $  657,293,304
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                     NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $2,828,505,925          580,527,618                       $4.87(1)
Class B          $  178,322,927           36,602,962                       $4.87
Class C          $   58,653,535           12,035,814                       $4.87
Class I          $  890,173,844          182,452,805                       $4.88
Class R2         $      304,076               62,315                       $4.88
Class R3         $       10,168                2,085                       $4.88
Class R4         $   66,988,009           13,764,691                       $4.87
Class R5         $      225,751               46,403                       $4.87
Class W          $  374,060,323           76,734,696                       $4.87
--------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.11. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  41

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED FEB. 28, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 88,224,602
Income distributions from affiliated money market fund                  340,929
Income from securities lending -- net                                   662,595
  Less foreign taxes withheld                                           (32,438)
-------------------------------------------------------------------------------
Total income                                                         89,195,688
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   9,153,911
Distribution fees
  Class A                                                             3,222,414
  Class B                                                               913,119
  Class C                                                               279,452
  Class R2                                                                  679
  Class R3                                                                   12
  Class W                                                               549,070
Transfer agency fees
  Class A                                                             1,825,731
  Class B                                                               139,713
  Class C                                                                40,662
  Class R2                                                                   68
  Class R3                                                                    2
  Class R4                                                               16,730
  Class R5                                                                   66
  Class W                                                               439,256
Administrative services fees                                          1,223,200
Plan administration services fees
  Class R2                                                                  340
  Class R3                                                                   12
  Class R4                                                               83,649
Compensation of board members                                            65,282
Custodian fees                                                           66,740
Printing and postage                                                    133,800
Registration fees                                                        91,450
Professional fees                                                        21,979
Other                                                                   150,267
-------------------------------------------------------------------------------
Total expenses                                                       18,417,604
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                       (1,169,459)
-------------------------------------------------------------------------------
Total net expenses                                                   17,248,145
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      71,947,543
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
42  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $107,313,383
  Foreign currency transactions                                       1,708,039
  Futures contracts                                                  (3,279,968)
  Options contracts written                                             302,623
  Swap transactions                                                       4,054
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             106,048,131
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (2,992,502)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               103,055,629
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $175,003,172
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      FEB. 28, 2010   AUG. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   71,947,543  $  155,151,616
Net realized gain (loss) on investments                                 106,048,131    (168,476,255)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (2,992,502)    266,074,461
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         175,003,172     252,749,822
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (43,918,119)    (90,380,371)
    Class B                                                              (2,428,739)     (9,169,639)
    Class C                                                                (745,016)     (1,472,729)
    Class I                                                             (15,762,440)    (31,440,870)
    Class R2                                                                 (4,039)         (1,352)
    Class R3                                                                   (158)           (427)
    Class R4                                                             (1,159,804)     (3,205,438)
    Class R5                                                                 (4,982)         (1,163)
    Class W                                                              (7,324,635)    (26,235,706)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (71,347,932)   (161,907,695)
---------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
44  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      FEB. 28, 2010   AUG. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $  591,977,244  $  798,738,888
  Class B shares                                                         13,426,820      69,159,291
  Class C shares                                                         10,241,371      25,116,806
  Class I shares                                                        125,650,046     283,744,737
  Class R2 shares                                                            73,503         121,281
  Class R3 shares                                                                91              --
  Class R4 shares                                                        11,580,813      26,687,126
  Class R5 shares                                                            20,999              --
  Class W shares                                                         26,458,779     198,551,036
Fund merger (Note 10)
  Class A shares                                                                 --       5,580,981
  Class B shares                                                                 --       1,349,679
  Class C shares                                                                 --       3,053,759
  Class R2 shares                                                                --         152,202
  Class R5 shares                                                                --         285,712
Reinvestment of distributions at net asset value
  Class A shares                                                         38,523,933      75,554,842
  Class B shares                                                          2,222,890       8,300,291
  Class C shares                                                            611,828       1,237,207
  Class I shares                                                         15,739,059      31,051,811
  Class R2 shares                                                             3,395             512
  Class R4 shares                                                         1,167,436       3,175,416
  Class R5 shares                                                             4,746              --
  Class W shares                                                          7,473,965      26,019,994
Conversions from Class B to Class A
  Class A shares                                                            215,786      56,523,003
  Class B shares                                                           (215,786)    (56,523,003)
Payments for redemptions
  Class A shares                                                       (268,331,594)   (515,636,632)
  Class B shares                                                        (33,221,132)    (89,958,627)
  Class C shares                                                         (6,234,342)    (10,142,901)
  Class I shares                                                        (59,070,560)   (237,020,240)
  Class R2 shares                                                           (67,693)             --
  Class R4 shares                                                       (20,083,871)    (33,900,640)
  Class R5 shares                                                          (103,650)             --
  Class W shares                                                       (250,182,093)   (306,545,978)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       207,881,983     364,676,553
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 311,537,223     455,518,680
Net assets at beginning of period                                     4,085,707,335   3,630,188,655
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $4,397,244,558  $4,085,707,335
---------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                   $   (2,947,736) $   (3,547,347)
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED AUG. 31,
CLASS A                                              FEB. 28, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $4.75            $4.65       $4.81       $4.77       $4.89       $4.87
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08              .20         .22         .21         .19         .18
Net gains (losses) (both realized and
 unrealized)                                               .12              .11        (.17)        .05        (.11)        .03
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .20              .31         .05         .26         .08         .21
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.21)       (.21)       (.21)       (.20)       (.19)
Tax return of capital                                       --               --          --        (.01)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)            (.21)       (.21)       (.22)       (.20)       (.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87            $4.75       $4.65       $4.81       $4.77       $4.89
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.25%            7.05%        .93%       5.54%       1.64%       4.38%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(b)          .94%        .95%        .97%        .99%       1.02%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .85%(b)          .83%        .89%        .89%        .89%        .94%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.44%(b)         4.44%       4.68%       4.43%       4.09%       3.67%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,829           $2,403      $1,920      $1,937      $2,013      $1,774
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%             371%        226%        295%        281%        300%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
46  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED AUG. 31,
CLASS B                                              FEB. 28, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.75           $4.65      $4.81      $4.77      $4.89      $4.88
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06             .17        .19        .18        .16        .15
Net gains (losses) (both realized and
 unrealized)                                               .12             .10       (.18)       .04       (.12)       .01
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18             .27        .01        .22        .04        .16
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)           (.17)      (.17)      (.18)      (.16)      (.15)
Tax return of capital                                       --              --         --       (.00)(e)     --         --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)           (.17)      (.17)      (.18)      (.16)      (.15)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87           $4.75      $4.65      $4.81      $4.77      $4.89
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.87%           6.24%       .16%      4.74%       .88%      3.39%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.68%(b)        1.70%      1.71%      1.73%      1.76%      1.78%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.61%(b)        1.59%      1.65%      1.65%      1.65%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.69%(b)        3.71%      3.91%      3.66%      3.31%      2.92%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $178            $191       $254       $304       $402       $484
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%       295%       281%       300%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED AUG. 31,
CLASS C                                              FEB. 28, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.75           $4.65      $4.81      $4.77      $4.90      $4.88
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06             .17        .19        .18        .16        .15
Net gains (losses) (both realized and
 unrealized)                                               .12             .10       (.18)       .04       (.13)       .02
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18             .27        .01        .22        .03        .17
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.06)           (.17)      (.17)      (.18)      (.16)      (.15)
Tax return of capital                                       --              --         --       (.00)(e)     --         --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.06)           (.17)      (.17)      (.18)      (.16)      (.15)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87           $4.75      $4.65      $4.81      $4.77      $4.90
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.87%           6.25%       .16%      4.73%       .66%      3.60%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.67%(b)        1.69%      1.70%      1.73%      1.76%      1.79%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.60%(b)        1.58%      1.65%      1.65%      1.66%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.70%(b)        3.68%      3.93%      3.67%      3.31%      2.93%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $59             $53        $32        $17        $17        $18
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%       295%       281%       300%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
48  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED AUG. 31,
CLASS I                                              FEB. 28, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.76           $4.65      $4.82      $4.78      $4.89      $4.88
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09             .22        .24        .23        .21        .20
Net gains (losses) (both realized and
 unrealized)                                               .12             .11       (.18)       .04       (.11)       .02
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .21             .33        .06        .27        .10        .22
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)           (.22)      (.23)      (.22)      (.21)      (.21)
Tax return of capital                                       --              --         --       (.01)        --         --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)           (.22)      (.23)      (.23)      (.21)      (.21)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.88           $4.76      $4.65      $4.82      $4.78      $4.89
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.43%           7.67%      1.07%      5.90%      2.19%      4.53%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .53%(b)         .54%       .55%       .56%       .55%       .60%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .49%(b)         .47%       .53%       .54%       .54%       .60%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.81%(b)        4.80%      5.09%      4.80%      4.59%      4.01%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $890            $787       $693       $386       $276        $--
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%       295%       281%       300%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED           YEAR ENDED AUG. 31,
CLASS R2                                             FEB. 28, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(f)
Net asset value, beginning of period                     $4.76           $4.65      $4.80       $4.81
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07             .17        .21         .14
Net gains (losses) (both realized
 and unrealized)                                           .12             .13       (.16)       (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                           .19             .30        .05         .12
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)           (.19)      (.20)       (.13)
Tax return of capital                                       --              --         --        (.00)(e)
------------------------------------------------------------------------------------------------------
Total distributions                                       (.07)           (.19)      (.20)       (.13)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.88           $4.76      $4.65       $4.80
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.02%           6.92%       .84%       2.70%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.33%(b)        1.35%      1.34%       1.32%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.29%(b)        1.21%      1.08%       1.32%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.00%(b)        3.67%      4.53%       4.06%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%        295%
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
50  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED           YEAR ENDED AUG. 31,
CLASS R3                                             FEB. 28, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(f)
Net asset value, beginning of period                     $4.76           $4.65      $4.80       $4.81
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08             .20        .23         .15
Net gains (losses) (both realized
 and unrealized)                                           .12             .11       (.17)       (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                           .20             .31        .06         .13
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)           (.20)      (.21)       (.14)
Tax return of capital                                       --              --         --        (.00)(e)
------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)           (.20)      (.21)       (.14)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.88           $4.76      $4.65       $4.80
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.15%           7.19%      1.11%       2.90%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.09%(b)        1.08%      1.08%       1.06%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.04%(b)         .91%       .83%       1.06%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.26%(b)        4.40%      4.79%       4.33%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%        295%
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  51

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                     YEAR ENDED AUG. 31,
CLASS R4                                             FEB. 28, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $4.75           $4.64      $4.80      $4.77      $4.89      $4.88
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08             .20        .23        .22        .20        .19
Net gains (losses) (both realized and
 unrealized)                                               .12             .12       (.17)       .04       (.12)       .02
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .20             .32        .06        .26        .08        .21
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)           (.21)      (.22)      (.22)      (.20)      (.20)
Tax return of capital                                       --              --         --       (.01)        --         --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)           (.21)      (.22)      (.23)      (.20)      (.20)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87           $4.75      $4.64      $4.80      $4.77      $4.89
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.28%           7.35%      1.03%      5.49%      1.81%      4.34%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .83%(b)         .84%       .85%       .83%       .82%       .86%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)         .77%       .76%       .73%       .73%       .78%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.50%(b)        4.53%      4.81%      4.53%      4.24%      3.85%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $67             $73        $75        $78       $173       $202
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%       295%       281%       300%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
52  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED           YEAR ENDED AUG. 31,
CLASS R5                                             FEB. 28, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(f)
Net asset value, beginning of period                     $4.75           $4.64      $4.80       $4.81
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09             .23        .24         .17
Net gains (losses) (both realized
 and unrealized)                                           .12             .10       (.18)       (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                           .21             .33        .06         .15
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)           (.22)      (.22)       (.16)
Tax return of capital                                       --              --         --        (.00)(e)
------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)           (.22)      (.22)       (.16)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87           $4.75      $4.64       $4.80
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.41%           7.62%      1.22%       3.25%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .58%(b)         .59%       .59%        .59%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .54%(b)         .52%       .58%        .57%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.75%(b)        5.01%      5.02%       4.81%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%        295%
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED           YEAR ENDED AUG. 31,
CLASS W                                              FEB. 28, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(g)
Net asset value, beginning of period                     $4.75           $4.65      $4.81       $4.82
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .08             .20        .22         .15
Net gains (losses) (both realized
 and unrealized)                                           .12             .10       (.17)         --
------------------------------------------------------------------------------------------------------
Total from investment operations                           .20             .30        .05         .15
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)           (.20)      (.21)       (.16)
Tax return of capital                                       --              --         --        (.00)(e)
------------------------------------------------------------------------------------------------------
Total distributions                                       (.08)           (.20)      (.21)       (.16)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.87           $4.75      $4.65       $4.81
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.21%           6.95%       .82%       2.71%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .98%(b)         .99%       .99%        .98%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .94%(b)         .92%       .98%        .97%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.36%(b)        4.37%      4.56%       4.32%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $374            $578       $655        $223
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                249%            371%       226%        295%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 122% for the six months ended Feb. 28, 2010 and 184% and 122% for the years ended Aug. 31, 2009 and 2008, respectively.
(e) Rounds to zero.
(f) For the period from Dec. 11, 2006 (when shares became publicly available) to Aug. 31, 2007.
(g) For the period from Dec. 1, 2006 (when shares became publicly available) to Aug. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
54  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF FEB. 28, 2010)

1. ORGANIZATION

RiverSource Diversified Bond Fund (the Fund) is a series of RiverSource Diversified Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Feb. 28, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
56  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Feb. 28, 2010 foreign currency holdings were entirely comprised of Mexican pesos.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At Feb. 28, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 2010 was $4,521,214 representing 0.10% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Feb. 28, 2010, the Fund has outstanding when-issued securities of $910,554,342 and other forward-commitments of $11,142,546.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase

--------------------------------------------------------------------------------
58  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of the future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year. On Aug. 24, 2009, an additional dividend was paid before the merger (see Note 10) to ensure that current shareholders of RiverSource Diversified Bond Fund would not experience a dilution in their share of the Fund's income or capital gains.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure

--------------------------------------------------------------------------------
60  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, reflected in the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. As of Feb. 28, 2010, the maximum payout amount for written put options is not readily determinable since any future payments the Fund could be required to make if the option is exercised are dependent upon future interest rates which are currently not known.


--------------------------------------------------------------------------------
62  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). At Feb. 28, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. At Feb. 28, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the seller of protection.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
64  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUES OF DERIVATIVE INSTRUMENTS AT FEB. 28, 2010


                           ASSET DERIVATIVES                LIABILITY DERIVATIVES
                    ------------------------------  -------------------------------------
                       STATEMENT OF                    STATEMENT OF
                          ASSETS                          ASSETS
RISK EXPOSURE         AND LIABILITIES                 AND LIABILITIES
CATEGORY                 LOCATION       FAIR VALUE       LOCATION        FAIR VALUE
-----------------------------------------------------------------------------------------
Foreign exchange    Unrealized                      Unrealized
  contracts         appreciation on                 depreciation on
                    forward foreign                 forward foreign
                    currency contracts   $334,703   currency contracts  $ 1,473,252
-----------------------------------------------------------------------------------------
Interest rate                                       Net
  contracts                                         assets -- unreali-
                                                    zed depreciation
                    N/A                       N/A   on investments          211,571*
-----------------------------------------------------------------------------------------
Interest rate                                       Options contracts
  contracts         N/A                       N/A   written, at value     9,853,574
-----------------------------------------------------------------------------------------
Total                                    $334,703                       $11,538,397
-----------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED FEB. 28, 2010

         AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------
                         FORWARD
                         FOREIGN
RISK EXPOSURE           CURRENCY
CATEGORY                CONTRACTS    FUTURES     OPTIONS   SWAPS     TOTAL
-----------------------------------------------------------------------------
Credit contracts       $       --  $        --  $     --  $4,054  $     4,054
-----------------------------------------------------------------------------
Foreign exchange
  contracts             2,167,069           --        --      --  $ 2,167,069
-----------------------------------------------------------------------------
Interest rate
  contracts                    --   (3,279,968)  302,623      --  $(2,977,345)
-----------------------------------------------------------------------------
Total                  $2,167,069  $(3,279,968) $302,623  $4,054  $  (806,222)
-----------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------
                      FORWARD
                      FOREIGN
RISK EXPOSURE         CURRENCY
CATEGORY             CONTRACTS     FUTURES      OPTIONS     SWAPS      TOTAL
-------------------------------------------------------------------------------
Credit contracts    $        --  $        --  $       --  $(10,722) $   (10,722)
-------------------------------------------------------------------------------
Foreign exchange
  contracts          (1,318,542)          --          --        --  $(1,318,542)
-------------------------------------------------------------------------------
Interest rate
  contracts                  --   (1,190,156)  1,091,188        --  $   (98,968)
-------------------------------------------------------------------------------
Total               $(1,318,542) $(1,190,156) $1,091,188  $(10,722) $(1,428,232)
-------------------------------------------------------------------------------


VOLUME OF DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of forward foreign currency contracts was $174.9 million at Feb. 28, 2010. The monthly average gross notional amount for these contracts was $116.2 million for the six months ended Feb. 28, 2010. The fair value of these contracts at Feb. 28, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short futures contracts was $85.9 million and $233.5 million, respectively at Feb. 28, 2010. The monthly average gross notional amounts for long and short contracts were $266.4 million and $267.9 million, respectively, for the six months ended Feb. 28, 2010. The fair value of such contracts at Feb. 28, 2010 is set forth in the table above.

SWAPS
At Feb. 28, 2010, the Fund had no outstanding swap contracts. The monthly average gross notional amount for these contracts was $1.7 million for the six months ended Feb. 28, 2010.

OPTIONS
The gross notional amount of contracts outstanding was $290.3 million at Feb. 28, 2010. The monthly average gross notional amount for contracts was $110.0 million for the six months ended Feb. 28, 2010. The fair value of such contracts at Feb. 28, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

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66  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The management fee for the six months ended Feb. 28, 2010 was 0.44% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Feb. 28, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Feb. 28, 2010, other expenses paid to this company were $17,752.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In connection with the acquisition of the Seligman Core Fixed Income Fund (see
Note 11), the Fund assumed the obligations of the Seligman Core Fixed Income Fund, which, together with certain other associated investment companies (together, the Guarantors), has severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of the Seligman Core Fixed Income Fund, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. As of Feb. 28, 2010, the Fund's total potential future obligation over the life of the Guaranty is $27,163. The Seligman Core Fixed Income Fund expensed $13,717 related to the Guaranty prior to acquisition by the Fund. This amount is included within other accrued expenses in the Fund's Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $7,988,000 and $309,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $866,070 for Class A, $44,323 for Class B and $3,069 for Class C for the six months ended Feb. 28, 2010.


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68  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Feb. 28, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.85%
Class B..............................................  1.61
Class C..............................................  1.60
Class I..............................................  0.49
Class R2.............................................  1.29
Class R3.............................................  1.04
Class R4.............................................  0.79
Class R5.............................................  0.54
Class W..............................................  0.94


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $407,869
Class B...........................................    30,139
Class C...........................................     9,922


The management fees waived/reimbursed at the Fund level were $721,529.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.85%
Class B..............................................  1.61
Class C..............................................  1.60
Class I..............................................  0.49
Class R2.............................................  1.29
Class R3.............................................  1.04
Class R4.............................................  0.79
Class R5.............................................  0.54
Class W..............................................  0.94


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $12,507,457,085 and $12,143,197,123, respectively, for the six months ended Feb. 28, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         FEB. 28, 2010   AUG. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                      122,560,694      177,639,922
Fund merger                                        --        1,176,850
Converted from Class B*                        44,593       12,026,422
Reinvested distributions                    7,969,385       16,887,199
Redeemed                                  (55,562,179)    (115,359,046)
----------------------------------------------------------------------
Net increase (decrease)                    75,012,493       92,371,347
----------------------------------------------------------------------

CLASS B
Sold                                        2,783,421       15,511,457
Fund merger                                        --          284,690
Reinvested distributions                      459,971        1,862,327
Converted to Class A*                         (44,593)     (12,026,422)
Redeemed                                   (6,882,827)     (20,110,399)
----------------------------------------------------------------------
Net increase (decrease)                    (3,684,028)     (14,478,347)
----------------------------------------------------------------------

CLASS C
Sold                                        2,124,914        5,598,507
Fund merger                                        --          643,818
Reinvested distributions                      126,479          276,438
Redeemed                                   (1,290,221)      (2,261,573)
----------------------------------------------------------------------
Net increase (decrease)                       961,172        4,257,190
----------------------------------------------------------------------

CLASS I
Sold                                       26,061,125       62,793,894
Reinvested distributions                    3,250,642        6,933,962
Redeemed                                  (12,243,748)     (53,308,213)
----------------------------------------------------------------------
Net increase (decrease)                    17,068,019       16,419,643

----------------------------------------------------------------------


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70  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                         FEB. 28, 2010   AUG. 31, 2009
----------------------------------------------------------------------
CLASS R2
Sold                                           15,190           26,201
Fund merger                                        --           32,051
Reinvested distributions                          701              109
Redeemed                                      (14,004)              --
----------------------------------------------------------------------
Net increase (decrease)                         1,887           58,361
----------------------------------------------------------------------

CLASS R3
Sold                                               18               --
----------------------------------------------------------------------
Net increase (decrease)                            18               --
----------------------------------------------------------------------

CLASS R4
Sold                                        2,403,204        5,947,185
Reinvested distributions                      241,736          712,141
Redeemed                                   (4,166,817)      (7,634,086)
----------------------------------------------------------------------
Net increase (decrease)                    (1,521,877)        (974,760)
----------------------------------------------------------------------

CLASS R5
Sold                                            4,383               --
Fund merger                                        --           60,341
Reinvested distributions                          983               --
Redeemed                                      (21,371)              --
----------------------------------------------------------------------
Net increase (decrease)                       (16,005)          60,341
----------------------------------------------------------------------

CLASS W
Sold                                        5,475,054       44,273,622
Reinvested distributions                    1,546,353        5,831,507
Redeemed                                  (51,945,073)     (69,416,918)
----------------------------------------------------------------------
Net increase (decrease)                   (44,923,666)     (19,311,789)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Feb. 28, 2010, securities valued at $657,293,304 were on loan, secured by U.S. government securities valued at $59,370,217 and by cash collateral of $614,602,086 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $662,595 earned from securities lending for the six months ended Feb. 28, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended Feb. 28, 2010, are as follows:

                                    CALLS                    PUTS
                           -----------------------  ----------------------
                            CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS
--------------------------------------------------------------------------
Balance Aug. 31, 2009               --  $       --          --  $       --
Opened                     202,775,600   5,888,236  80,001,019   5,588,774
Closed                            (600)   (195,474)     (1,019)   (336,774)
--------------------------------------------------------------------------
Balance Feb. 28, 2010      202,775,000  $5,692,762  80,000,000  $5,252,000
--------------------------------------------------------------------------




--------------------------------------------------------------------------------
72  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


9. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $1,692,289,083 and $2,047,352,891, respectively, for the six months ended Feb. 28, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Feb. 28, 2010, can be found in the Portfolio of Investments.

10. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Feb. 28, 2010.

11. FUND MERGERS

At the close of business on Aug. 28, 2009, RiverSource Diversified Bond Fund acquired the assets and assumed the identified liabilities of Seligman Core Fixed Income Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of RiverSource Diversified Bond Fund immediately before the acquisition were $4,064,386,305 and the combined net assets immediately after the acquisition were $4,074,808,638.

The merger was accomplished by a tax-free exchange of 1,510,167 shares of Seligman Core Fixed Income Fund valued at $10,422,333.

In exchange for the Seligman Core Fixed Income Fund shares and net assets, RiverSource Diversified Bond Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  1,176,850
Class B...........................................    284,690
Class C...........................................    643,818
Class R2*.........................................     32,051
Class R5*.........................................     60,341


* Effective Aug. 29, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

The components of Seligman Core Fixed Income Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                                EXCESS OF
                                                                              DISTRIBUTIONS
                                                                ACCUMULATED      OVER NET
                          TOTAL       CAPITAL     UNREALIZED        NET         INVESTMENT
                        NET ASSETS     STOCK     DEPRECIATION  REALIZED LOSS      INCOME
-------------------------------------------------------------------------------------------
Seligman Core Fixed
  Income Fund........  $10,422,333  $12,500,877    $(451,697)   $(1,618,941)     $(7,906)


12. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency contracts, recognition of unrealized appreciation

--------------------------------------------------------------------------------
74  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(depreciation) for certain derivative investments, post-October losses, market discount and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $72,303,513 at Aug. 31, 2009 that if not offset by capital gains will expire as follows:

      2010             2012             2013             2014             2017
  $49,658,521       $5,227,159       $3,354,885      $10,357,129       $3,705,819


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Aug. 31, 2009, the Fund had a post-October loss of $176,242,993 that is treated for income tax purposes as occurring on Sept. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in

--------------------------------------------------------------------------------
76  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
78  RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVERSIFIED BOND FUND -- 2010 SEMIANNUAL REPORT  79

RIVERSOURCE DIVERSIFIED BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6490 AA (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date May 3, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date May 3, 2010